Supplemental Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Supplemental Information [Abstract]
Supplemental Information
NOTE 25.
SUPPLEMENTAL INFORMATION
Components of changes in
non-cash
working capital balances were as follows:

	2022	2021
Accounts receivable	$(143,832)	$(50,255)
Inventory	(10,482)	1,993
Accounts payable and accrued liabilities	121,878	44,986
	$(32,436)	$(3,276)
Pertaining to:
Operations	$(45,890)	$(13,018)
Investments	13,454	9,742
The components of accounts receivable were as follows:

	2022	2021
Trade	$297,329	$152,897
Accrued trade	25,446	26,731
Prepaids and other	91,150	76,112
	$413,925	$255,740
The components of accounts payable and accrued liabilities were as follows:

	2022	2021
Accounts payable	$136,360	$90,750
Accrued liabilities:
Payroll	153,932	68,953
Other	101,761	64,420
	$392,053	$224,123

Precision Drilling Corporation 2022 Annual Report	33
Precision presents expenses in the consolidated statements of loss by function with the exception of depreciation and amortization and gain on asset disposals, which are presented by nature. Operating expense and general and administrative expense would include $241 million (2021 – $263 million) and $8 million (2021 – $11 million), respectively, of depreciation and amortization and gain on asset disposals, if the statements of loss were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2022	2021
Wages, salaries and benefits	$735,566	$482,695
Wage subsidies	—	(24,108)
Purchased materials, supplies and services	436,356	278,743
Share-based compensation	133,667	56,745
	$1,305,589	$794,075
Allocated to:
Operating expense	$1,124,601	$698,144
General and administrative	180,988	95,931
	$1,305,589	$794,075